Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination
Business Combination
6.	Business Combination

On March 4, 2021, SOAC and DeepGreen entered into a business combination agreement (“BCA”) in which SOAC would combine with DeepGreen, relist on the Nasdaq and SOAC would be renamed to TMC. The Business Combination was consummated on September 9, 2021, whereby SOAC acquired all of the outstanding common shares of DeepGreen.

Pursuant to the BCA, shareholders of DeepGreen exchanged their DeepGreen common shares at a ratio of 1.157862 TMC common shares per DeepGreen common share (“Exchange Ratio”) and received approximately 203.9 million TMC common shares and a total of 120.1 million Class A to H special shares (“Special Shares”). Each class of Special Shares automatically convert to TMC common shares if TMC common shares trade at a price on any 20 trading days within any 30- trading day period that is greater than or equal to the specific trigger price for the respective class of Special Share. The trigger prices range from $15 per share to $200 per share.

In connection with the Business Combination, the SOAC sponsors were entitled to an additional 0.5 million Class I Special Shares and 0.7 million Class J Special Shares which are convertible to TMC common shares if TMC common shares trade for a price on any 20 trading days within any 30-trading day period that is greater than or equal to $50.00 per share and $12.00 per share, respectively.

Additionally, existing DeepGreen options were automatically adopted by TMC (the “Rollover Options”) after application of the Exchange Ratio to both the underlying number of common shares and the exercise price. These Rollover Options did not change in value as a result of the Business Combination. The Rollover Options also entitle holders thereof to a pro-rata portion of up to an aggregate of 14.9 million Special Shares if exercised.

Lastly, the warrants granted to Allseas to acquire 10 million DeepGreen common shares at a nominal value (the “Allseas Warrants”) have been assumed by TMC and have become warrants to purchase 11.6 million TMC common shares, in accordance with its terms.

Below is a summary of the Special Shares and their respective vesting thresholds, assuming the full amount of Special Shares from Rollover Options are issued:

Special Share Class	A	B	C	D	E	F	G	H	I	J
Share Trigger price ($)	15	25	35	50	75	100	150	200	50	12
Special Shares (million)	5	10	10	20	20	20	25	25	0.5	0.7

The following table reconciles the cash proceeds from the Business Combination:

Cash proceeds from SOAC	$27,328
Cash proceeds from sale of equity securities	110,300
Gross cash received by TMC from Business Combination	137,628
Less: Transaction costs settled in cash	(33,163)
Net contributions from Business Combination	$104,465

In addition to the transaction costs settled in cash above, the Company incurred $3.5 million of transaction costs which were settled by issuance of 873,953 common shares on October 7, 2021.

Prior to the Business Combination, SOAC had 30.0 million shares of Class A common shares with a par value of $0.0001 per share (“SOAC Class A Shares”) outstanding and 7.5 million shares of Class B common shares with a par value of $0.0001 per share (“SOAC Class B Shares”) held by Sustainable Opportunities Holdings LLC (the “Sponsor”).

In connection with the Business Combination, 27.3 million SOAC Class A Shares were redeemed by public shareholders. On September 9, 2021, each remaining issued and outstanding share of SOAC Class A Shares automatically converted, on a one-for-one basis, into TMC common shares and 6.8 million outstanding shares of SOAC Class B Shares automatically converted, on a one-for-one basis, into TMC common shares and 0.7 million outstanding shares of SOAC Class B Shares converted into Class J Special Shares. The TMC common shares also changed from having a par value of $0.0001 per share to no par value.

The number of TMC common shares issued immediately following the consummation of the Business Combination is summarized as follows:

Number of
Shares by type	shares
SOAC Class A shares outstanding prior to the Business Combination	30,000,000
Less: Redemption of SOAC Class A shares	(27,278,657)
SOAC Class A shares outstanding and converted to TMC common shares	2,721,343
Shares issued in the Private Investment in Public Equity (“PIPE”)	11,030,000
Conversion of SOAC Class B shares to TMC common shares	6,759,000
Shares issued to SOAC and PIPE investors	20,510,343
Shares issued to the DeepGreen shareholders	203,874,981
Total TMC common shares outstanding at close of Business Combination	224,385,324

The Company incurred transaction costs related to the Business Combination of approximately $42.1 million, of which $5.4 million, incurred prior to the closing of the Business Combination becoming probable, are included in general and administrative expenses on the consolidated statements of loss and other comprehensive loss. The remaining $36.7 million of transaction costs were capitalized to common shares on the consolidated balance sheet.

The Business Combination was accounted for as a reverse acquisition with no goodwill or intangible assets being recorded. As SOAC had no operations, the net assets acquired were recorded at their historical cost. Adjustments related to the Business Combination including consideration paid to DeepGreen shareholders and any other adjustments to eliminate the historical equity of SOAC and recapitalize the equity of DeepGreen were recorded to common shares to reflect the effective issuance of common shares to SOAC and PIPE investors in the Business Combination.